EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Feb-18	15-Feb-18	15-Mar-18
To	28-Feb-18	15-Mar-18
Days	28

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$9,088,650.76
Series Nominal Liquidation Amount	1,552,298,650.76

Required Participation Amount	$1,552,298,650.76
Excess Receivables	$131,819,165.64

Total Collateral	1,684,117,816.40

Collateral as Percent of Notes	134.73%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,943,250,188.28
Total Principal Collections	($1,995,923,853.19)
Investment in New Receivables	$2,020,047,186.73
Receivables Added for Additional Accounts	$391,853,523.81
Repurchases	($19,593,245.20)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($778,241,017.04)
Less Servicing Adjustment	($3,703,611.83)

Ending Balance	$5,557,689,171.56

SAP for Next Period	30.30%

Average Receivable Balance	$5,365,745,357.74
Monthly Payment Rate	37.20%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$18,991,741.37
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,991,741.37

Series Allocation Percentage at Month-End	30.30%
Floating Allocation Percentage at Month-End	98.06%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	28
LIBOR	1.587500%
Applicable Margin	0.320000%
	1.907500%

	Actual	Per $1000
Interest	1,854,513.89	1.48
Principal	—	—

		1.48
Total Due Investors	1,854,513.89
Servicing Fee	1,286,008.33

Excess Cash Flow	2,502,800.58

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.57%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		34.73%